Loan Sale and Servicing Activities and Variable Interest Entities (Cash Flows Associated with Loan Sale and Servicing Activities) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Residential Mortgages [Member]
Carrying value of mortgage-backed securities held	$ 6,900,000,000	$ 6,600,000,000
Cash flows from sales of loans	6,913,000,000	8,121,000,000
Cash flows from repurchases of previously transferred loans	534,000,000	580,000,000
Cash flows from servicing fees	374,000,000	339,000,000
Cash flows from servicing advances recovered	109,000,000	90,000,000
Cash flows on mortgage-backed securities held	1,727,000,000	1,458,000,000
Commercial Mortgages [Member]
Carrying value of mortgage-backed securities held	900,000,000	1,300,000,000
Cash flows from sales of loans	3,810,000,000	4,398,000,000
Cash flows from servicing fees	125,000,000	120,000,000
Cash flows from servicing advances recovered		48,000,000
Cash flows on mortgage-backed securities held	283,000,000	$ 184,000,000
Cash flows from servicing advances (funded)	$ (14,000,000)